Non-operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Non-operating income, net [Abstract]
Dividend income from marketable securities	$ 238	$ 233	$ 218
Interest income from available-for-sales securities	126	126	718
Interest income from bank deposits	535	596	501
Unrealized gain (loss) from marketable securities	954	$ (865)	186
Realized gain from sales of marketable securities	$ 102		360
Realized gain from sales of available-for-sale securities, net			$ 102
Rental income	$ 600	$ 260
Others	(2)	29	$ (29)
Non-operating income, net from continuing operations	$ 2,553	$ 379	$ 2,056